Expenses Associated With Long-Duration Insurance Products (Tables)	12 Months Ended
Dec. 31, 2010
Expenses Associated With Long Duration Insurance Products [Abstract]
Schedule Of Deferred Acquisition Cost And Future Policy Benefits Payable With Our Long-Duration Insurance Products

	2010		2009
	Deferred acquisition costs	Future policy benefits payable	Deferred acquisition costs	Future policy benefits payable
	(in thousands)

Other long-term assets	$73,503	$0	$201,431	$0
Trade accounts payable and accrued expenses	0	(52,936)	0	(40,249)
Long-term liabilities	0	(1,492,855)	0	(1,193,047)

Total asset (liability)	$73,503	$(1,545,791)	$201,431	$(1,233,296)